Restricted financial assets	12 Months Ended
Dec. 31, 2023
Disclosure Restricted Financial Assets [Line Items]
Restricted Assets Disclosure [Text Block]

Note 23

Restricted and transferred financial assets
This Note

provides information

about restricted

financial assets

(Note 23a),

transfers of

financial assets

(Note 23b

and
23c) and financial assets that are received

as collateral with the right to resell or repledge

these assets (Note 23d).
a) Restricted financial assets
Restricted

financial

assets

consist

of

assets

pledged

as

collateral

against

an existing

liability

or contingent

liability

and
other assets that are otherwise explicitly restricted

such that they cannot be used to secure

funding.

Financial

assets

pledged

as

collateral

mainly

include

pledged

mortgage

loans,

which

serve

as

collateral

for

existing
liabilities against the Swiss National Bank (the

SNB) in relation to the Emergency Liquidity Assistance facility,

against loans
from

Swiss

mortgage

institutions

and

US

Federal

Home

Loan

Banks,

and

in

connection

with

the

issuance

of

covered
bonds. Of

these pledged

mortgage

loans, approximately

USD
7.5
bn as

of 31

December 2023

could be

withdrawn

or
used

for

future

liabilities

or

covered

bond

issuances

without

breaching

existing

collateral

requirements

(31

December
2022: approximately

USD
3.1
bn). Existing

liabilities in

relation to

the Emergency

Liquidity Assistance

facility against

the
SNB were USD 44.9
bn as of 31

December 2023 (31 December 2022:

USD
0
bn). Liabilities against Swiss

central mortgage
institutions

and

US

Federal

Home

Loan

Banks,

and

for

existing

covered

bond

issuances

were

USD
45.5
bn

as

of

31
December 2023 (31 December 2022: USD 9.0 bn).
Other financial assets

are pledged as

collateral in relation

to securities lending

transactions and in

repurchase transactions,
which are generally

entered into under standard

market agreements. For securities

lending, the cash

received as collateral
may

be

more

or

less

than

the

fair

value

of

the

securities

loaned,

depending

on

the

nature

of

the

transaction.

For
repurchase agreements,

the fair

value of

the collateral

sold under

an agreement

to repurchase

is generally

in excess

of
the cash borrowed.
Other restricted financial

assets include assets

protected under client

asset segregation rules,

assets held under

unit-linked
investment contracts to back related liabilities to the policy holders and assets held in certain jurisdictions to comply with explicit minimum local asset

maintenance requirements. The carrying amount

of the liabilities associated

with these other
restricted financial

assets

is generally

equal to

the carrying

amount of

the assets,

with the

exception of

assets held

to
comply with local asset maintenance requirements, for

which the associated liabilities are greater.

Restricted financial assets

USD m 31.12.23 31.12.22
Restricted
financial assets
of which: assets
pledged as
collateral that
may be sold or
repledged by
counterparties
Restricted
financial assets
of which: assets
pledged as
collateral that
may be sold or
repledged by
counterparties
Financial assets pledged as collateral
Cash and balances at central banks
1
1,041
Financial assets at fair value held for trading 83,689 51,263 57,377 36,742
Loans and advances to customers 127,362 15,195
Financial assets at fair value not held for trading 3,099 2,110 1,509 1,220
Debt securities classified as Other financial assets measured at amortized cost
7,561 6,299 3,432 2,685
Total financial assets pledged as collateral 222,752 77,513
Other restricted financial assets
Amounts due from banks 2,874 3,689
Financial assets at fair value held for trading 184 162
Cash collateral receivables on derivative instruments 9,539 5,155
Loans and advances to customers 275 1,127
Other financial assets measured at amortized cost 4,724
2
815
Financial assets at fair value not held for trading 18,229 14,478
Financial assets measured at fair value through other comprehensive income
1,846 1,842
Other 354 44
Total other restricted financial assets 38,025 27,312
Total financial assets pledged and other restricted financial assets
3
260,777 104,825

of which: Credit Suisse
4
114,611
1 Assets pledged to the depositor protection

system in Switzerland following new requirements

that became effective in 2023.

2 Predominantly includes cash collateral

provided to exchanges and clearing

houses
to secure securities trading activity through those counterparties.

3 Does not include assets placed with central banks related to undrawn credit lines and for payment, clearing and settlement purposes

(31 December
2023: USD 9.8 bn; 31 December 2022: USD 5.9
bn).

4 Refer to Note 2 for more information about the acquisition of the Credit Suisse Group.
In

addition

to

the

table

above,

USD
7.1
bn

were

placed

at

central

banks

to

meet

local

statutory

minimum

reserve
requirements as of 31 December 2023 (31

December 2022: USD
4.4 bn).
In addition to restrictions

on financial assets, UBS Group AG and

its subsidiaries are, in

certain cases, subject to

regulatory
requirements

that

affect

the

transfer

of

dividends

and

capital

within

the

Group,

as

well

as

intercompany

lending.
Supervisory authorities

also may

require entities

to measure

capital and

leverage ratios

on a

stressed basis,

such as

the
Federal

Reserve

Board’s

Comprehensive

Capital

Analysis

and

Review

(CCAR)

process,

which

may

limit

the

relevant
subsidiaries’ ability to make distributions of capital based on the results of those tests.
Supervisory

authorities

generally

have

discretion

to

impose

higher

requirements

or

to

otherwise

limit

the

activities

of
subsidiaries.

Non-regulated subsidiaries are generally

not subject to such requirements and transfer

restrictions. However, restrictions
can

also

be

the

result

of

different

legal,

regulatory,

contractual,

entity-

or

country-specific

arrangements

and

/

or
requirements.
›
Refer to the “Financial and regulatory key figures for our significant regulated subsidiaries and sub-groups” section of this report for financial information about significant regulated subsidiaries of the Group